UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21718

                        OPPENHEIMER DIVIDEND GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

           Date of reporting period: MAY 1, 2005 THROUGH JULY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--92.1%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.5%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.3%
Johnson Controls, Inc.                                                          680        $    39,059
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Yum! Brands, Inc.                                                               570             29,840
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.1%
Fortune Brands, Inc.                                                            680             64,294
-------------------------------------------------------------------------------------------------------
MEDIA--1.5%
McGraw-Hill Cos., Inc. (The)                                                  1,020             46,930
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.4%
Home Depot, Inc.                                                              1,020             44,380
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Nike, Inc., Cl. B                                                               450             37,710
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--11.1%
-------------------------------------------------------------------------------------------------------
BEVERAGES--2.2%
PepsiCo, Inc.                                                                 1,250             68,163
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Wal-Mart Stores, Inc.                                                           790             38,987
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Wm. Wrigley Jr. Co.                                                             570             40,550
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.6%
Colgate-Palmolive Co.                                                         1,020             53,999
-------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                    1,020             56,743
                                                                                           ------------
                                                                                               110,742
-------------------------------------------------------------------------------------------------------
TOBACCO--2.7%
Altria Group, Inc.                                                            1,250             83,700
-------------------------------------------------------------------------------------------------------
ENERGY--9.3%
-------------------------------------------------------------------------------------------------------
OIL & GAS--9.3%
Amerada Hess Corp. 1                                                            390             45,965
-------------------------------------------------------------------------------------------------------
Apache Corp.                                                                    540             36,936
-------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                 1,010             58,590
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                               780             45,825
-------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                             520             46,207
-------------------------------------------------------------------------------------------------------
Marathon Oil Corp. 1                                                            900             52,524
                                                                                           ------------
                                                                                               286,047
-------------------------------------------------------------------------------------------------------
FINANCIALS--16.9%
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--9.2%
Bank of America Corp.                                                         2,040             88,944
-------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                               2,170             59,436
-------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                1,330             67,005
-------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                       1,590             67,543
                                                                                           ------------
                                                                                               282,928
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.7%
American Express Co.                                                            860             47,300
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                               1,700             73,950
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                          1,980             69,577
-------------------------------------------------------------------------------------------------------
Legg Mason, Inc. 1                                                              440             44,946
                                                                                           ------------
                                                                                               235,773


1               |               Oppenheimer Dividend Growth Fund

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
HEALTH CARE--11.0%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.8%
Wyeth                                                                         1,250        $    57,188
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Medtronic, Inc.                                                                 790             42,613
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.8%
Abbott Laboratories                                                           1,130             52,692
-------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                               1,470             82,790
-------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                               790             50,528
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                  2,040             54,060
                                                                                           ------------
                                                                                               240,070
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.0%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.6%
Boeing Co.                                                                    1,020             67,330
-------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                          450             51,836
-------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                     1,020             51,714
                                                                                           ------------
                                                                                               170,880
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.3%
United Parcel Service, Inc., Cl. B                                              570             41,593
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.1%
3M Co.                                                                          570             42,750
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                          2,380             82,110
                                                                                           ------------
                                                                                               124,860
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.9%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
QUALCOMM, Inc.                                                                  910             35,936
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
International Business Machines Corp. 1                                         570             47,572
-------------------------------------------------------------------------------------------------------
IT SERVICES--1.5%
Automatic Data Processing, Inc.                                               1,020             45,298
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
Intel Corp.                                                                   1,590             43,153
-------------------------------------------------------------------------------------------------------
SOFTWARE--2.3%
Microsoft Corp.                                                               2,720             69,659
-------------------------------------------------------------------------------------------------------
MATERIALS--3.6%
-------------------------------------------------------------------------------------------------------
CHEMICALS--3.6%
Air Products & Chemicals, Inc.                                                  910             54,382
-------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                 1,130             55,811
                                                                                           ------------
                                                                                               110,193
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.4%
BellSouth Corp.                                                               1,250             34,500
-------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                      1,470             35,942
-------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                  1,020             34,915
                                                                                           ------------
                                                                                               105,357
-------------------------------------------------------------------------------------------------------
UTILITIES--9.4%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--7.8%
Dominion Resources, Inc.                                                        570             42,100
-------------------------------------------------------------------------------------------------------


2               |               Oppenheimer Dividend Growth Fund

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
Exelon Corp.                                                                    910        $    48,703
-------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                               1,160             50,019
-------------------------------------------------------------------------------------------------------
PPL Corp.                                                                       780             48,032
-------------------------------------------------------------------------------------------------------
Southern Co.                                                                  1,430             50,036
                                                                                           ------------
                                                                                               238,890
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.6%
SCANA Corp.                                                                   1,170             49,175
                                                                                           ------------
Total Common Stocks (Cost $2,799,031)                                                        2,831,540

                                                                          PRINCIPAL
                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--12.0% 2
-------------------------------------------------------------------------------------------------------
Undivided interest of 0.05% in joint repurchase agreement
(Principal Amount/Value $765,696,000, with a maturity value of
$765,904,652) with UBS Warburg LLC, 3.27%, dated 7/29/05, to be repurchased at $370,101 on 8/1/05, collateralized by Federal
National Mortgage Assn., 5%, 3/1/35, with a value of
$782,601,759 (Cost $370,000)                                             $  370,000            370,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $3,169,031)                                 104.1%         3,201,540
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (4.1)          (126,609)
                                                                         ------------------------------
Net Assets                                                                    100.0%       $ 3,074,931
                                                                         ==============================

Footnotes to Statement of Investments

1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                           CONTRACTS
                          SUBJECT TO     EXPIRATION      EXERCISE      PREMIUM
                                CALL          DATES         PRICE     RECEIVED          VALUE
---------------------------------------------------------------------------------------------
Amerada Hess Corp.                 3        8/22/05     $  120.00    $     456      $     900
International Business
Machines Corp.                     3        8/22/05         80.00          267          1,110
Legg Mason, Inc.                   3        8/22/05        110.00          876            180
Marathon Oil Corp.                 6        8/22/05         65.00          144            --
                                                                     ------------------------
                                                                     $   1,743      $   2,190
                                                                     ========================

2. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks. See accompanying Notes to Quarterly Statement of Investments.


3               |               Oppenheimer Dividend Growth Fund

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $
Federal tax cost of other investments
                                              --------------
Total federal tax cost                        $
                                              ==============

Gross unrealized appreciation                 $
Gross unrealized depreciation
                                              --------------
Net unrealized appreciation (depreciation)    $
                                              ==============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or


4               |               Oppenheimer Dividend Growth Fund

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.


5               |               Oppenheimer Dividend Growth Fund

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended July 31, 2005 was as follows:

                                                   CALL
                                                   OPTIONS
                                   -------------------------
                                   NUMBER OF       AMOUNT OF
                                   CONTRACTS        PREMIUMS
------------------------------------------------------------
Options outstanding as of
June 30, 2005 1                           --      $      --
Options written                           15           1,743
                                   -------------------------
Options outstanding as of
July 31, 2005                             15      $    1,743
                                   =========================

1. For the period starting June 30, 2005 (commencement of operations).


6               |               Oppenheimer Dividend Growth Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Dividend Growth Fund

By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005


By:
       /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted
       Principal Financial Officer

Date:  September 13, 2005